Note 12 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net operating revenues	$ 61,352	$ 53,090
Income (loss) before income taxes	(284)	(1,163)
Corporate interest expense	(379)	(147)
Corporate other income, net	281	286
Depreciation and amortization expense	2,816	2,560
Interest expense	379	147
Capital expenditures	3,389	8,793
Total assets	67,898	62,302
Waste Management Services [Member]
Net operating revenues	44,306	38,278
Golf and Related Operations [Member]
Net operating revenues	17,046	14,812
Operating Segments [Member]
Net operating revenues	61,422	53,180
Income (loss) before income taxes	3,031	1,732
Total assets	121,680	113,765
Operating Segments [Member] | Waste Management Services [Member]
Net operating revenues	44,306	38,278
Income (loss) before income taxes	2,777	1,758
Corporate interest expense	(3)	(4)
Depreciation and amortization expense	645	646
Interest expense	3	4
Capital expenditures	14	10
Total assets	25,015	22,575
Operating Segments [Member] | Golf and Related Operations [Member]
Net operating revenues	17,116	14,902
Income (loss) before income taxes	254	(26)
Corporate interest expense	(15)	(13)
Depreciation and amortization expense	1,998	1,732
Interest expense	15	13
Capital expenditures	3,296	8,769
Total assets	44,728	43,390
Intersegment Eliminations [Member]
Net operating revenues	(70)	(90)
Total assets	(53,782)	(51,463)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Net operating revenues
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Net operating revenues	70	90
Corporate, Non-Segment [Member]
Corporate interest expense	(361)	(130)
Corporate other income, net	9	24
General corporate expenses	(2,963)	(2,789)
Depreciation and amortization expense	173	182
Interest expense	361	130
Capital expenditures	79	14
Total assets	$ 51,937	$ 47,800